Document And Entity Information	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	VERICITY, INC.
Entity Central Index Key	0001575434
Entity Emerging Growth Company	true
Entity File Number	001-38945
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2348863
Entity Address, Address Line One	8700 W. Bryn Mawr Avenue
Entity Address, Address Line Two	Suite 900S
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	312
Local Phone Number	288-0073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	VERY
Security Exchange Name	NASDAQ